GOODWILL (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Cost	$ 910,609	$ 910,609
Recycomb S.A.U.
Disclosure of information for cash-generating units [line items]
Cost	$ 910,609	$ 910,609